Share-Based Compensation - Additional information (Details)																			12 Months Ended
	Sep. 28, 2022 USD ($)	Jan. 28, 2022 $ / shares shares	Sep. 28, 2021 USD ($)	Jun. 29, 2021	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 $ / shares shares	Mar. 19, 2021	Sep. 28, 2020 USD ($)	Sep. 25, 2020 $ / shares shares	Aug. 11, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Sep. 23, 2019 USD ($) shares	Mar. 19, 2019 $ / shares shares	Mar. 19, 2019 $ / shares shares	Mar. 01, 2019	Sep. 26, 2018 USD ($)	Sep. 29, 2017 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018
Share-Based Compensation
Share based compensation risk free interest rate expected term																			5 years
Weighted average exercise price, Granted | $ / shares																			$ 20.49
Compensation expenses																			$ 140,000	$ 38,000	$ 8,000
Percentage of restricted stock units grant vested	86.41
Estimated fairvalue market price of ADS	$ 5.09
Number of share authorized																			150,940
Restricted stock units
Share-Based Compensation
Compensation expenses																			$ 20,000,000	$ 23,760,000	$ 4,833,000
Number of RSUs granted in share-based payment arrangement	3,987,509		2,604,545					1,402,714									676,273	580,235	3,987,509	2,604,545	1,402,714
Percentage of restricted stock units grant vested			85.63					98.68									97.15	96.91
percentage of vested settled by ordinary shares one												0.95														4.53		4.79	0.44		1.03
percentage of vested settled by ordinary shares two												1.03												4.53			4.79	0.44		0.95
percentage of vested settled by ordinary shares three																							4.53		4.79		0.44		0.95	1.03
Estimated fairvalue market price of ADS			$ 10.39					$ 3.44									$ 5.76	$ 10.93
Restricted stock unit settle by shares | shares																			235,910	14,264	16,302
Weighted average remaining contractual life of unvested RSUs																			2 years 5 months 4 days
Compensation Cost Not Yet Recognized																			$ 3,506,000
Restricted stock units settled by cash	$ 17,535,000		$ 23,174,000					$ 4,762,000									$ 3,778,000	$ 6,147,000
Himax Imaging
Share-Based Compensation
Exercise price, share options granted | $ / shares														$ 0.36
Liqxtal Technology Inc
Share-Based Compensation
Compensation expenses					$ 43,000														33,000
Stock Option 2016 Plan | Himax Imaging
Share-Based Compensation
Share options contractual life																4 years
Share options vesting period																3 years
Stock Option 2016 Plan | Imaging Taiwan | One And Half Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																50.00%
Stock Option 2016 Plan | Imaging Taiwan | Three Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																50.00%
Stock Option 2019 Plan
Share-Based Compensation
Share options contractual life													2 years
Share options vesting period													1 year
Number of ADS authorized | shares													3,000,000
Number of ADS per stock options granted | shares									10,000	39,000	114,500	2,226,690
Weighted average exercise price, Granted | $ / shares									$ 3.35	$ 3.9	$ 2.74										$ 3.05	$ 2.27
Compensation expenses																					$ 570,000
Income tax benefits																					$ 103,000
Number of share authorized													6,000,000								163,500	2,226,690
Exercise price, share options granted																				524,387	1,574,869
Exercise price, share options granted | $ / shares												$ 2.27
Weighted average remaining contractual life of unvested RSUs																				0 years	6 months 14 days
Stock Option 2019 Plan | Bottom of range
Share-Based Compensation
Share based compensation risk free interest rate expected term													1 year
Stock Option 2019 Plan | Top of range
Share-Based Compensation
Share based compensation risk free interest rate expected term													1 year 6 months
Stock Option 2019 Plan | One Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage													50.00%
Stock Option 2019 Plan | Half years after grant date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage													50.00%
Stock option 2019 plan
Share-Based Compensation
Compensation expenses																					$ 122,000
Income tax benefits																					$ 29,000
Stock options 2021 plan
Share-Based Compensation
Share based compensation no of shares authorized | shares		179,690
Exercise price, share options granted | $ / shares		$ 20.49
Stock options 2021 plan | CMVT
Share-Based Compensation
Weighted average exercise price, Granted | $ / shares																				$ 0.36
Compensation expenses																			76,000	$ 71,000
Income tax benefits																			$ 0
Number of share authorized																				2,791,000
Maximum number of shares authorized for grant | shares														3,000,000	3,000,000
Exercise price, share options granted | $ / shares															$ 10
Weighted average remaining contractual life of unvested RSUs																			2 years 6 months	3 years 6 months
Stock options 2021 plan | CMVT | ROC Central Government | Bottom of range
Share-Based Compensation
Share based compensation risk free interest rate expected term							2 years
Stock options 2021 plan | CMVT | ROC Central Government | Top of range
Share-Based Compensation
Share based compensation risk free interest rate expected term							5 years
Stock options 2021 plan | Liqxtal Technology Inc
Share-Based Compensation
Share options contractual life				1 year 6 months
Share options vesting period				1 year
Share based compensation no of shares authorized | shares					1,000,000	1,000,000
Weighted average exercise price, Granted | $ / shares																				$ 0.65
Number of share authorized																				1,000,000
Exercise price, share options granted																			840,000
Exercise price, share options granted | (per share)					$ 0.65	$ 18
Weighted average remaining contractual life of unvested RSUs																				1 year
Stock options 2021 plan | Liqxtal Technology Inc | One Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage					100.00%
Stock options 2021 plan | Liqxtal Technology Inc | ROC Central Government
Share-Based Compensation
Share based compensation risk free interest rate expected term					2 years
Stock option 2022 plan | Emza Visual Sense Ltd
Share-Based Compensation
Share options vesting period		4 years
Compensation expenses																			$ 522,000
Compensation expenses on cancelled options																			219,000
Income tax benefits																			$ 0
Stock option 2022 plan | Emza Visual Sense Ltd | One Years After Grant Date
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																			25.00%
Stock option 2022 plan | Emza Visual Sense Ltd | 12 equal portions at the end of each 3-month period thereafter
Share-Based Compensation
Share Based Compensation Vesting Rights Percentage																			75.00%